iShares
®
Global Comm Services ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .2%
CAR Group Ltd. .......................... 65,318 $ 1,337,796
REA Group Ltd. .......................... 8,666 1,056,428
SEEK Ltd. ............................. 61,657 946,816
Telstra Group Ltd. ........................ 1,964,100 6,372,642
9,713,682
a
Brazil  —  0 .1%
Telefonica Brasil SA , NVS , ADR ............... 64,046 759,586
a
Canada  —  1 .3%
BCE, Inc. .............................. 162,321 3,871,910
Rogers Communications, Inc. , Class B , NVS ...... 66,654 2,516,006
TELUS Corp. ........................... 267,183 3,521,431
9,909,347
a
China  —  6 .7%
Baidu, Inc. , Class A
(a)
...................... 384,250 6,319,073
Kuaishou Technology , Class W
(b)
.............. 485,800 4,015,821
NetEase, Inc. ........................... 295,200 8,125,431
Tencent Holdings Ltd. ...................... 456,400 35,025,748
53,486,073
a
Finland  —  0 .1%
Elisa OYJ .............................. 24,840 1,100,804
a
France  —  1 .2%
Orange SA ............................. 316,793 5,286,184
Publicis Groupe SA ....................... 39,368 4,088,273
9,374,457
a
Germany  —  2 .4%
Deutsche Telekom AG , Registered ............. 592,640 19,291,056
a
Italy  —  0 .2%
Telecom Italia SpA
(a)
....................... 1,984,375 1,192,120
a
Japan  —  8 .0%
Dentsu Group, Inc.
(a)
....................... 38,300 812,851
KDDI Corp. ............................. 486,200 8,415,005
Konami Group Corp. ...................... 17,900 2,430,948
LY Corp. ............................... 427,800 1,138,353
Nexon Co. Ltd. .......................... 69,900 1,707,412
Nintendo Co. Ltd. ......................... 202,500 13,671,689
NTT, Inc. .............................. 9,096,300 9,182,627
SoftBank Corp. .......................... 4,984,200 6,843,097
SoftBank Group Corp. ..................... 672,700 18,871,465
63,073,447
a
Mexico  —  0 .4%
America Movil SAB de CV , Series B ............ 3,122,728 3,230,677
a
Netherlands  —  1 .0%
Koninklijke KPN N.V. ...................... 678,013 3,168,163
Universal Music Group N.V. .................. 180,449 4,704,275
7,872,438
a
Norway  —  0 .2%
Telenor ASA ............................ 108,641 1,580,122
a
Singapore  —  0 .5%
Singapore Telecommunications Ltd. ............ 1,225,700 4,336,525
a
South Korea  —  0 .5%
NAVER Corp. ........................... 24,563 4,129,076
a
Security Shares Value
a
Spain  —  0 .8%
Cellnex Telecom SA
(b)
...................... 102,202 $ 3,291,074
Telefonica SA ........................... 685,061 2,812,141
6,103,215
a
Sweden  —  0 .4%
Tele2 AB , Class B ........................ 95,669 1,603,085
Telia Co. AB ............................ 400,419 1,711,377
3,314,462
a
Switzerland  —  0 .4%
Swisscom AG , Registered ................... 4,382 3,182,897
a
Taiwan  —  0 .3%
Chunghwa Telecom Co. Ltd. ................. 656,120 2,727,166
a
United Kingdom  —  1 .6%
Auto Trader Group PLC
(b)
................... 148,596 1,172,328
BT Group PLC .......................... 980,618 2,429,424
Informa PLC ............................ 222,773 2,643,252
Rightmove PLC .......................... 132,628 926,633
Vodafone Group PLC ...................... 3,480,642 4,639,729
WPP PLC .............................. 186,200 836,454
12,647,820
a
United States  —  72 .4%
Alphabet, Inc. , Class A ..................... 307,368 96,206,184
Alphabet, Inc. , Class C , NVS ................. 245,663 77,089,050
AT&T, Inc. .............................. 1,227,470 30,490,355
Charter Communications, Inc. , Class A
(a)
......... 15,237 3,180,724
Comcast Corp. , Class A .................... 629,272 18,808,940
Electronic Arts, Inc. ....................... 38,899 7,948,233
Fox Corp. , Class A , NVS .................... 35,964 2,627,889
Fox Corp. , Class B
(c)
....................... 25,618 1,663,377
Live Nation Entertainment, Inc.
(a)
.............. 27,478 3,915,615
Match Group, Inc. ........................ 40,745 1,315,656
Meta Platforms, Inc. , Class A ................. 272,685 179,996,642
Netflix, Inc.
(a)
............................ 382,441 35,857,668
News Corp. , Class A , NVS .................. 64,636 1,688,292
News Corp. , Class B ...................... 21,307 631,327
Omnicom Group, Inc. ...................... 55,447 4,477,345
Paramount Skydance Corp. , Class B , NVS ........ 53,641 718,789
Take-Two Interactive Software, Inc.
(a)
............ 30,108 7,708,551
TKO Group Holdings, Inc. , Class A ............. 11,443 2,391,587
T-Mobile U.S., Inc. ........................ 83,275 16,908,156
Trade Desk, Inc. (The) , Class A
(a)
.............. 75,998 2,884,884
Verizon Communications, Inc. ................ 730,036 29,734,366
Walt Disney Co. (The) ..................... 309,107 35,167,103
Warner Bros Discovery, Inc. , Series A
(a)
.......... 429,038 12,364,875
573,775,608
a
Total Common Stocks — 99.7%
(Cost: $ 706,926,655 ) ................................ 790,800,578
a
Preferred Stocks
Italy  —  0 .1%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 1,040,385 757,254
a
Total Preferred Stocks — 0.1%
(Cost: $ 577,385 ) ................................... 757,254
a
Total Long-Term Investments — 99.8%
(Cost: $ 707,504,040 ) ................................ 791,557,832

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Comm Services ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 13,339 $ 13,346
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 1,025,591 1,025,590
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,038,936 ) .................................. 1,038,936
Security Value
Total Investments —   99 .9%
(Cost: $ 708,542,976 ) ................................ $ 792,596,768
Other Assets Less Liabilities — 0 .1% ...................... 488,279
Net Assets — 100.0% ................................. $ 793,085,047
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 868,430  $ —  $ (855,794)
(a)
$ 710  $ —  $ 13,346  13,339  $ 111,312
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 380,000  645,590
(a)
—  —  —  1,025,590  1,025,591  29,363  —
$ 710  $ —
$ 1,038,936
$ 140,675  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ..................................................................... 7 03/12/26 $ 153 $ (1,085)
E-Mini S&P Communication Services Select Sector Index .......................................... 8 03/20/26 1,240 6,088
Euro STOXX 50 Index ................................................................. 2 03/20/26 137 1,380
$ 6,383

iShares
®
Global Comm Services ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 587,675,218  $ 203,125,360  $ —  $ 790,800,578
Preferred Stocks ......................................... —  757,254  —  757,254
Short-Term Securities
Money Market Funds ...................................... 1,038,936  —  —  1,038,936
$ 588,714,154  $ 203,882,614  $ —  $ 792,596,768
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,468  $ —  $ —  $ 7,468
Liabilities
Equity Contracts ........................................... (1,085) —  —  (1,085)
$ 6,383  $ —  $ —  $ 6,383
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)